Other accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses	$ 2,008	$ 2,338
Employee benefits	3,675	5,958
Government authorities	520	663
Other payables	465	682
Other accounts payable and accrued expenses	$ 6,668	$ 9,641